PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 10,687	$ 12,102	$ 21,689	$ 24,389